Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment
Note 4 - Property and Equipment

Property and equipment consists of the following at December 31, 2010 and 2009:

	2010	2009
Computer and office equipment	$220,362	$162,316
Furniture and fixtures	12,835	7,768
Computer software	55,363	50,363
	288,560	220,447
Less: Accumulated depreciation	204,337	143,797

Property and equipment, net	$84,223	$76,650

The depreciation expense recorded was $60,540 and $61,473 for the years ended December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, the Company had $11,494 and $17,978 of equipment under capital lease obligations, respectively.